STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	$ 10,853,860		$ 10,365,684
Obtainment Capital	661,609		1,985,480
Payment Capital	(566,414)		(915,774)
Payment Interest	(104,621)		(210,418)
Interest accrued and others	(447,952)	[1]	(371,112)
Reclassifications
Ending balance	10,396,482		10,853,860
Loans to exporters [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	151,701		341,475
Obtainment Capital			165,000
Payment Capital			(359,000)
Payment Interest			(4,140)
Interest accrued and others	7,460	[1]	8,366
Reclassifications
Ending balance	159,161		151,701
Bank Loans [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	525,273		217,255
Obtainment Capital			265,627
Payment Capital			(4,870)
Payment Interest	(546)		(2,397)
Interest accrued and others	(2,889)	[1]	49,658
Reclassifications
Ending balance	521,838		525,273
Guaranteed Obligations [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	1,318,856		2,157,327
Obtainment Capital			192,972
Payment Capital	(14,605)		(48,576)
Payment Interest	(17,405)		(21,163)
Interest accrued and others	(513,276)	[1]	(823,984)
Reclassifications	(263,035)		(137,720)
Ending balance	510,535		1,318,856
Other Guaranteed Obligations [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	1,939,116		580,432
Obtainment Capital	661,609		1,361,881
Payment Capital	(26,991)		(42,721)
Payment Interest	(28,510)		(27,744)
Interest accrued and others	135,405	[1]	67,268
Reclassifications	44,793
Ending balance	2,725,422		1,939,116
Obligation with the public [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	2,183,407		2,064,934
Obtainment Capital
Payment Capital			(774)
Payment Interest			(55,613)
Interest accrued and others	69,791	[1]	174,860
Reclassifications
Ending balance	2,253,198		2,183,407
Financial leases [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	1,614,501		1,730,843
Obtainment Capital
Payment Capital	(421,452)		(236,744)
Payment Interest	(40,392)		(52,155)
Interest accrued and others	(181,717)	[1]	34,837
Reclassifications	218,242		137,720
Ending balance	1,189,182		1,614,501
Other loans [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance			101,261
Obtainment Capital
Payment Capital			(101,026)
Payment Interest			(1,151)
Interest accrued and others	76,508	[1]	916
Reclassifications
Ending balance	76,508
Lease liability [Member]
STATEMENT OF CASH FLOWS (Details) - Schedule of liabilities arising from financing activities [Line Items]
Beginning balance	3,121,006		3,172,157
Obtainment Capital
Payment Capital	(103,366)		(122,063)
Payment Interest	(17,768)		(46,055)
Interest accrued and others	(39,234)	[1]	116,967
Reclassifications
Ending balance	$ 2,960,638		$ 3,121,006

[1]	Accrued interest and others, includes ThUS$ 458,642 (ThUS$ (891,407) as of December 31, 2020), associated with the rejection of fleet contracts.